Related party transactions (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Compensation and Various Related Expenses for members of Executive Board

Fixed compensation

In EUR thousand	2017	2016	2015
Alex Wynaendts	1,269	1,269	1,154
Matt Rider 1)	560	-	-
Darryl Button	-	933	991
Total fixed compensation	1,829	2,202	2,145

[1]	Mr. Rider was appointed as CFO and member of Aegon’s Executive Board per May 19, 2017. Fixed compensation is disclosed for the period that Mr. Rider has been part of the Executive Board. The base salary of Mr Rider is EUR 900 thousand on an annualized basis.

Conditional variable compensation awards

In EUR thousand	2017	2016	2015
Alex Wynaendts	1,147	1,044	923
Matt Rider 1)	499	-	-
Darryl Button 2)	-	747	784
Total conditional variable compensation awards	1,646	1,791	1,707

[1]	Mr. Rider was appointed as CFO and member of Aegon’s Executive Board per May 19, 2017. Conditional variable compensation is disclosed for the period that Mr. Rider has been part of the Executive Board.
[2]	Mr. Button stepped down as CFO and member of Aegon’s Executive Board on December 1, 2016. Conditional variable compensation is disclosed for the period that Mr. Button has been part of the Executive Board and are reflective of his time with Aegon until December 1, 2016. Amounts are based on USD, converted to EUR, based on annual average exchange rates. Expenses recognized under IFRS accounting treatment in the income statement for Mr. Button for 2016 amount to EUR 1,237 (2015: EUR 995).

Detailed Information About Conditionally Awarded Cash And Shares of the Members of the Executive Board

The table below illustrates all the conditionally awarded cash and shares of the members of the Executive Board, and the years in which each component will be paid out and/or vest, subject to the conditions as mentioned:

	Conditional granted performance related remuneration		Timing of vesting, subject to targets and conditions
Shares by reference period		2015	2016	2017	2018	2019	2020	2021
Alex Wynaendts
2007	9,253 8)	-	9,253	-	-	-	-	-
20111)	17,304	17,304	-	-	-	-	-	-
20122)	65,110	32,555	32,555	-	-	-	-	-
20133)	62,943	20,981	20,981	20,981	-	-	-	-
20144)	67,761	27,105	13,552	13,552	13,552	-	-	-
20155)	75,549	-	30,219	15,110	15,110	15,110	-	-
20166)	101,805	-	-	40,722	20,361	20,361	20,361	-
20177)	109,330	-	-	-	43,732	21,866	21,866	21,866
Total number of shares 9)	509,055	97,945	106,560	90,365	92,755	57,337	42,227	21,866
Matt Rider
20177)	47,539	-	-	-	19,015	9,508	9,508	9,508
Total number of shares 9)	47,539	-	-	-	19,015	9,508	9,508	9,508
Darryl Button
20133)	28,716	9,572	9,572	9,572	-	-	-	-
20144)	43,258	17,302	8,652	8,652	8,652	-	-	-
20155)	59,054	-	23,621	11,811	11,811	11,811	-	-
20166)	74,038	-	-	29,614	14,808	14,808	14,808	-
20177)	-	-	-	-	-	-	-	-
Total number of shares 9)	205,066	26,874	41,845	59,649	35,271	26,619	14,808	-
Jan J. Nooitgedagt
20111)	11,250	11,250	-	-	-	-	-	-
20122)	44,740	22,370	22,370	-	-	-	-	-
20133)	26,478	8,826	8,826	8,826	-	-	-	-
Total number of shares 9)	82,468	42,446	31,196	8,826	-	-	-	-
Cash (in EUR)
Alex Wynaendts
2011	81,795	81,795	-	-	-	-	-	-
2012	203,536	101,768	101,768	-	-	-	-	-
2013	309,489	103,163	103,163	103,163	-	-	-	-
2014	456,643	182,656	91,329	91,329	91,329	-	-	-
2015	461,305	-	184,522	92,261	92,261	92,261	-	-
2016	522,060	-	-	208,824	104,412	104,412	104,412	-
2017	573,550	-	-	-	229,420	114,710	114,710	114,710
Total cash	2,608,378	469,382	480,782	495,577	517,422	311,383	219,122	114,710
Matt Rider
2017	249,390	-	-	-	99,756	49,878	49,878	49,878
Total cash	249,390	-	-	-	99,756	49,878	49,878	49,878

							CONTINUED >

	Conditional granted performance related remuneration		Timing of vesting, subject to targets and conditions
Cash (in EUR)		2015	2016	2017	2018	2019	2020	2021
Darryl Button
2013	140,301	46,767	46,767	46,767	-	-	-	-
2014	300,120	120,048	60,024	60,024	60,024	-	-	-
2015	392,155	-	156,862	78,431	78,431	78,431	-	-
2016	373,369	-	-	149,347	74,674	74,674	74,674	-
2017	-	-	-	-	-	-	-	-
Total cash	1,205,945	166,815	263,653	334,569	213,129	153,105	74,674	-
Jan J. Nooitgedagt
2011	53,180	53,180	-	-	-	-	-	-
2012	139,858	69,929	69,929	-	-	-	-	-
2013	130,188	43,396	43,396	43,396	-	-	-	-
Total cash	323,226	166,505	113,325	43,396	-	-	-	-

[1]	The number of shares is based on a volume weighted average price of EUR 4.727. After vesting a 3 year holding period applies to shares vested.
[2]	The number of shares is based on a volume weighted average price of EUR 3.126. After vesting a 3 year holding period applies to shares vested.
[3]	The number of shares is based on a volume weighted average price of EUR 4.917. After vesting a 3 year holding period applies to shares vested.
[4]	The number of shares is based on a volume weighted average price of EUR 6.739. After vesting a 3 year holding period applies to shares vested.
[5]	The number of shares is based on a volume weighted average price of EUR 6.106. After vesting a 3 year holding period applies to shares vested.
[6]	The number of shares is based on a volume weighted average price of EUR 5.128 After vesting a 3 year holding period applies to shares vested.
[7]	The number of shares is based on a volume weighted average price of EUR 5.246 After vesting a 3 year holding period applies to shares vested.
[8]	During the vesting period, dividend payments on these shares are deposited in blocked savings accounts on behalf of the executive members. For active members of the Executive Board 50% of the shares vested in 2012 and 50% vested in 2016.
[9]	The shares that were allocated, vested with the acceptance of the Annual Accounts at the AGM in the year of vesting. The vesting price (in EUR) was: 7.2428 on 21 May 2015, 4.5020 on 20 May 2016, and 4.4230 on May 2017.

Information About Other Benefits

Other benefits

In EUR thousand	2017	2016	2015
Alex Wynaendts	165	178	151
Matt Rider 1)	59	-	-
Darryl Button 2)	-	739	528
Total other benefits	224	917	679

[1]	Mr. Rider was appointed as CFO and member of Aegon’s Executive Board per May 19, 2017. Other benefits are disclosed for the period that Mr. Rider has been part of the Executive Board.
[2]	Mr. Button stepped down as CFO and member of Aegon’s Executive Board on December 1, 2016. Other benefits are disclosed for the period that Mr. Button has been part of the Executive Board and are reflective of his time with Aegon December 1, 2016. These benefits also included expenses related to his expatriation and commuter assignment from the United States to the Netherlands, borne by the Group.

Information About Pension Contributions

Pension contributions

Pension contributions reflect the expenses related to the pension accrual over the financial year disclosed in the table, excluding back service charges.

In EUR thousand	2017	2016	2015
Alex Wynaendts 1)	1,670	1,631	1,219
Matt Rider 2)	224	-	-
Darryl Button 3)	-	375	215
Total pension contributions	1,894	2,006	1,434

[1]	The increase to the base pay of Mr. Wynaends, resulted in a backservice liability of EUR 1,361 in 2016 which is expensed over 2016-2019 (2016: EUR 416, 2017: EUR 432).
[2]	Mr. Rider was appointed as CFO and member of Aegon’s Executive Board per May 19, 2017. Pension contributions are disclosed for the period that Mr. Rider has been part of the Executive Board.
[3]	Mr. Button stepped down as CFO and member of Aegon’s Executive Board on December 1, 2016. Pension contributions are disclosed for the period that Mr. Button has been part of the Executive Board and are reflective of his time with Aegon until December 1, 2016. Expenses recognized under IFRS accounting treatment in the income statement for Mr. Button for 2016 amount to EUR 375 (2015: EUR 215)

Information About Remuneration retired Members of Supervisory Board

Remuneration of active and retired members of the Supervisory Board

In EUR	2017	2016	2015
Robert J. Routs	134,000	140,000	143,000
William L. Connelly (as of May 19, 2017)	60,125	-	-
Robert W. Dineen	104,000	115,000	121,000
Mark A. Ellman (as of May 19, 2017)	70,125	-	-
Ben J. Noteboom (as of May 20, 2015)	101,500	109,000	69,250
Ben van der Veer	106,000	109,000	115,000
Dirk P.M. Verbeek	100,000	111,000	112,125
Corien M. Wortmann-Kool	100,750	90,000	96,000
Dona D. Young	115,500	113,000	121,000
Total for active members	892,000	787,000	777,375
Leo M. van Wijk (up to May 20, 2015)	-	-	38,625
Irving W. Bailey, II (up to May 20, 2016)	-	53,625	135,000
Shemaya Levy (up to May 19, 2017)	40,375	95,250	101,000
Total remuneration	932,375	935,875	1,052,000
VAT liable on Supervisory Board remuneration	195,799	196,534	220,920
Total	1,128,174	1,132,409	1,272,920

Common shares held by Supervisory Board members

Common shares held by Supervisory Board members

Shares held in Aegon at December 31	2017	2016
Robert W. Dineen	10,000	10,000
Ben J. Noteboom	23,500	23,500
Ben van der Veer	1,450	1,450
Dirk P.M. Verbeek	1,011	1,011
Dona D. Young	13,260	13,260
Total	49,221	49,221